SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)									12 Months Ended
	Sep. 03, 2024 USD ($)	Mar. 10, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 12, 2023 USD ($)	Jul. 12, 2023 USD ($)	May 01, 2023 USD ($)	Jan. 10, 2023 USD ($) Machines	Dec. 15, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 18, 2024 USD ($)	May 31, 2023 USD ($) Machines
Proceeds from Issuance of Debt											$ 400,000
Repayments of Debt											$ 579,875
Asset acquisition consideration transferred						$ 120,000
Wentao Wang [Member]
Other receivables									287,640
Loan Agreement [Member]
Annual interest rate												5.00%
mortgage deposit												$ 1,500,000
Loan Sale And Assignment Agreement [Member]
provide a short term loan	$ 200,000
Proceeds from Issuance of Debt	100,000
Repayments of Debt	100,000
Asset Purchase Agreement [Member]
Asset acquisition consideration transferred								$ 5,980,000
Asset Purchase Agreement [Member] | Jinhe Capital Limited [Member]
Number of machines to be purchased | Machines							5,000						2,000
Asset acquisition consideration transferred			$ 3,000,000				$ 9,000,000
Purchase amount													$ 3,600,000
Prepayment contract amount		$ 3,000,000							3,000,000
Honor Star Ventures Limited [Member]
provide a short term loan				$ 2,000,000
Loan term				one year
Annual interest rate				5.00%
Fresh First Inc [Member]
provide a short term loan	$ 200,000		$ 200,000		$ 200,000					$ 200,000
Loan term					one month
Short term debt fixed interest amount					$ 1,000
Debt maturity date					Aug. 11, 2024
MFH Tech [Member]
Prepaid amount									$ 6,144